Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Payables [Abstract]
Open debts	$ 9,101	$ 12,410
Checks payable	766	1,361
Total Trade Payables	$ 9,867	$ 13,771